ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement balances and amounts of the VIE and VIE's subsidiaries (Details) - USD ($)		12 Months Ended
	May 21, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization Consolidation And V I E Arrangements [Line Items]
Maximum foreign ownership in equity interest of PRC internet businesses (as a percent)		50.00%
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents		$ 435,211	$ 1,191	$ 19,740
Prepaid expenses and other current assets, net		7,707	0	164,455
Total current assets		2,133,775	4,618,757	12,086,552
TOTAL ASSETS		8,871,293	5,024,778	134,173,150
Accrued expenses and other current liabilities		836,552	897,098	326,535
Total current liabilities		836,552	20,289,199	20,836,886
TOTAL LIABILITIES		836,552	27,211,055	30,623,291
Revenues		1,738,000	0	0
Net loss		(1,225,300)	(123,239,785)	(161,898,979)
Net cash provided by operating activities		(644,621)	(4,331,190)	(9,873,748)
Net cash provided by investing activities		588,339	(13,064)	(741,079)
Net cash provided by financing activities		0	1,686,123	12,642,573
Unicorn
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shareholder consideration of newly issued ordinary shares	632,660,858
VIEs [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents		153,725
Prepaid expenses and other current assets, net		7,707
Total current assets		161,432
TOTAL ASSETS		161,432
Accrued expenses and other current liabilities		70,781	0	0
Total current liabilities		70,781
TOTAL LIABILITIES		70,781
Revenues		0	$ 0	$ 0
Net loss		(284,611)
Net cash provided by operating activities		82,608
Net cash provided by investing activities		$ 71,409
Percentage contributed to consolidated total assets		1.80%	0.00%	0.00%
Percentage contributed to consolidated total liabilities		8.50%	0.00%	0.00%